Property, Plant and Equipment - Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment - Assets Subject to Operating Leases (Detail) - TWD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 434	$ 471
Year 1 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	115	113
Year 2 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	95	91
Year 3 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	75	71
Year 4 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	53	61
Year 5 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	38	39
Onwards [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	58	96
Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	2,335	2,354
Assets Subject to Operating Leases [Member] | Year 1 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	347	302
Assets Subject to Operating Leases [Member] | Year 2 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	288	273
Assets Subject to Operating Leases [Member] | Year 3 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	231	234
Assets Subject to Operating Leases [Member] | Year 4 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	164	191
Assets Subject to Operating Leases [Member] | Year 5 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	125	130
Assets Subject to Operating Leases [Member] | Onwards [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 1,180	$ 1,224